Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events

12. Subsequent Events

On October 9, 2012, Lamar Media provided notice of its intent to redeem on November 8, 2012, an aggregate amount of approximately $66,099 of its 6 5/8% Senior Subordinated Notes due 2015 consisting of $36,099 of its 6 5/8% Senior Subordinated Notes due 2015 – Series B and $30,000 of its 6 5/8% Senior Subordinated Notes due 2015 – Series C at a redemption price equal to 101.104% of the principal amount of outstanding notes plus accrued and unpaid interest up to but not including the redemption date.

On October 30, 2012, Lamar Media provided notice of its intent to redeem in full on November 29, 2012, the remaining $71,118 in aggregate principal amount outstanding of its 6 5/8% Senior Subordinated Notes due 2018 – Series C at a redemption price equal to 101.104% of the principal amount of outstanding Notes plus accrued and unpaid interest up to but not including the redemption date.

On October 30, 2012 the Company completed a private placement of $535,000 5.0% Senior Subordinated Notes due 2023 (“the Notes”). Lamar Media intends to use the proceeds of this offering, after the payment of fees and expenses, (i) to redeem $137,217 in aggregate principal amount outstanding of Lamar Media’s 6 5/8% Senior Subordinated Notes due 2015 – Series B and Lamar Media’s 6 5/8% Senior Subordinated Notes due 2015 – Series C, (ii) to fund the acquisition of NextMedia Outdoor, Inc. (see below) and potential acquisitions that are currently being evaluated by Lamar or that it may pursue in the future or, to the extent not used to fund potential future acquisitions, to repay a portion of the indebtedness outstanding under Lamar Media’s senior credit facility and (iii) for general corporate purposes.

On October 31, 2012, the Company purchased all of the outstanding common stock of NextMedia Outdoor, Inc. for $145,000 in cash.

(20) Subsequent Events

On February 9, 2012, Lamar Media entered into a restatement agreement with respect to its existing Senior Credit Facility in order to fund a new $100,000 Term loan A-3 facility and to make certain covenant changes to the Senior Credit Facility.

On February 9, 2012, Lamar Media completed an institutional private placement of $500,000 aggregate principal amount of 5 7/8% Senior Subordinated Notes, due 2022. The institutional private placement resulted in net proceeds to Lamar Media of approximately $489,000. The Company used the proceeds of this offering, after the payment of fees and expenses together with approximately $99,000 of net proceeds from its term loan A-3 facility to repurchase $583,123 of its outstanding 6 5/8% Notes.